Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares designated	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	480,000,000	480,000,000	480,000,000
Common stock, shares issued	100,055,935	100,055,935	10,133,284
Common stock, shares outstanding	100,055,935	100,055,935	10,133,284
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares designated	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0